Shareholders' capital	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Shareholders' capital
Shareholders’ capital

(a)	Common shares
Number of common shares:

	2013	2012
Common shares, beginning of period	188,763,486	136,122,780
Conversion and redemption of convertible debentures (i)	150,816	24,991,784
Conversion of subscription receipts (ii)	15,223,016	26,380,750
Issuance of shares under the dividend reinvestment (iii) and employee share purchase plans (c(ii))	2,211,667	1,268,172
Common shares, end of period	206,348,985	188,763,486

Authorized
APUC is authorized to issue an unlimited number of common shares. The holders of the common shares are entitled to dividends if, as and when declared by the Board of Directors (the Board); to one vote per share at meetings of the holders of common shares; and upon liquidation, dissolution or winding up of APUC to receive pro rata the remaining property and assets of APUC; subject to the rights of any shares having priority over the common shares, of which none are authorized or outstanding.

15.	Shareholders’ capital (continued)

(a)	Common shares (continued)
Authorized (continued)
On April 23, 2013, the Company’s shareholders renewed its shareholders’ rights plan (the “Rights Plan”). The Rights Plan has a term of three years. Under the Rights Plan, one right is issued with each issued share of the Company. The rights remain attached to the shares and are not exercisable or separable unless one or more certain specified events occur. If a person or group acting in concert acquires 20 percent or more of the outstanding shares (subject to certain exceptions) of the Company, the rights will entitle the holders thereof (other than the acquiring person or group) to purchase shares at a 50 percent discount from the then current market price. The rights provided under the Rights Plan are not triggered by any person making a “Permitted Bid”, as defined in the Rights Plan.
APUC is authorized to issue an unlimited number of preferred shares, issuable in one or more series, containing terms and conditions as approved by the Board of Directors of APUC.

(i)Conversion and redemption of convertible debentures
In 2013, $960 (2012 - $61,611) of Series 3 Debentures were redeemed for 150,816 (2012 - 14,669,266) shares of APUC.
In 2012, the remaining principal amount of $59,957 of Series 2A Debentures were redeemed for 10,322,518 common shares of APUC.

(ii)	Subscription receipts
On March 26, 2013, in connection with the acquisition of the Peach State Gas system the Company issued 3,960,000 common shares at a price of $7.40 per share for total proceeds of $29,304 pursuant to a subscription receipt agreement with Emera.
On May 14, 2012, in connection with the acquisition of Granite State Electric System and EnergyNorth Gas System, the Company issued 12,000,000 common shares at a price of $5.00 per share to Emera pursuant to a subscription receipt agreement. The $60,000 cash proceeds of the subscription receipts were used to fund a portion of the cost of the acquisitions.
On June 29, 2012, in connection with the acquisition of Sandy Ridge Wind Facility the Company received $15,000 from Emera relating to 2,614,006 subscription receipts representing a price of $5.74 per share and issued common shares relating to these subscription receipts in July 2012.
On July 31, 2012, in connection with the acquisition of the Midwest Gas System the Company issued 6,976,744 common shares at a price of $6.45 per share to Emera pursuant to a subscription receipt agreement. The $45,000 cash proceeds of the subscription receipts were used to fund a portion of the cost of the acquisition.
On December 10, 2012, in connection with the acquisition of Senate and Minonk Wind Facilities, the Company received $45,000 from Emera relating to the exercise of 7,842,016 subscription receipts at a price of $5.74 per subscription receipt pursuant to a subscription receipt agreement. The subscription receipts were converted to 7,842,016 common shares on February 14, 2013.
On December 21, 2012, in connection with the acquisition of Emera’s noncontrolling interest in Calpeco Electric System, the Company received $38,756 from Emera related to the exercise of 8,211,000 subscription receipts at a price of $4.72 per subscription receipt pursuant to a subscription receipt agreement. On December 27, 2012, Emera exercised 4,790,000 of these subscription receipts and the Company issued 4,790,000 common shares in exchange. On February 14, 2013, the balance of 3,421,000 subscription receipts were exercised by Emera and the Company issued 3,421,000 common shares in exchange.
Following the above noted subscription receipts transactions, as of December 31, 2013 all subscriptions receipts had been exercised for cash and converted to common shares.

15.	Shareholders’ capital (continued)

(a)	Common shares (continued)

(iii)	Dividend reinvestment plan
The Company has a Common Shareholder Dividend Reinvestment Plan, which provides an opportunity for shareholders to reinvest dividends for the purpose of purchasing common shares. Additional Common Shares acquired through the reinvestment of cash dividends will be purchased in the open market or will be issued by APUC at a discount of up to 5% from the average market price, all as determined by the Company from time to time. Subsequent to year-end, APUC issued an additional 501,818 shares under the dividend reinvestment plan.

(b)	Preferred shares
APUC is authorized to issue an unlimited number of preferred shares, issuable in one or more series, containing terms and conditions as approved by the Board of Directors of APUC. On November 9, 2012, APUC issued 4,800,000 Series A Preferred shares, at a price of $25 per share, for aggregate proceeds of $120,000 before issuance cost of $4,700 or $3,454 net of tax.
The holders of preferred shares are entitled to receive fixed cumulative preferential dividends at an annual rate of $1.125 per share, payable quarterly, as and when declared by the Board of Directors of APUC (the “Board”). The Series A Preferred shares yield 4.5% annually for the initial six-year period up to, but excluding December 31, 2018, with the first dividend payment occurring December 31, 2012. The dividend rate will reset on December 31, 2018, and every five years thereafter at a rate equal to the then five-year Government of Canada bond yield plus 2.94%. The Series A preferred shares are redeemable at $25 per share at the option of the Company on December 31, 2018, and on December 31 of every fifth year thereafter. The holders of Series A Preferred shares have the right to convert their shares into Cumulative Floating Rate Preferred shares, Series B (“the Series B Preferred shares”), subject to certain conditions, on December 31, 2018, and on December 31 of every fifth year thereafter. The Series B Preferred shares carry the same features as the Series A Preferred shares, except that holders will be entitled to receive quarterly floating-rate cumulative dividends, as and when declared by the Board, at a rate equal to the then ninety-day Government of Canada treasury bill yield plus 2.94%. The holders of Series B Preferred shares will have the right to convert their Shares back into Series A Preferred shares on December 31, 2018, and on December 31 of every fifth year thereafter. The Series A Preferred shares and the Series B Preferred shares do not have a fixed maturity date and are not redeemable at the option of the holders thereof.
On January 1, 2013, the Company issued 100 redeemable Series C preferred shares in exchange for Class B limited partnership units issued by the St Leon LP. The mandatorily redeemable Series C preferred shares are recorded as a liability on the consolidated balance sheets (note 12).
Subsequent to year-end, on March 5, 2014, APUC issued 4,000,000 Series D Preferred shares, at a price of $25 per share, for aggregate proceeds of $100,000 before issuance costs of $3,900.
The holders of the Series D preferred shares are entitled to receive fixed cumulative preferential dividends at an annual rate of $1.25 per share, payable quarterly, as and when declared by the Board of Directors of APUC (the “Board”). The Series D Preferred shares yield 5.0% annually for the initial five-year period up to, but excluding March 31, 2019, with the first dividend payment occurring June 30, 2014. The dividend rate will reset on March 31, 2019, and every five years thereafter at a rate equal to the then five-year Government of Canada bond yield plus 3.28%. The Series D preferred shares are redeemable at $25 per share at the option of the Company on March 31, 2019, and on March 31 of every fifth year thereafter. The holders of Series D Preferred shares have the right to convert their shares into Cumulative Floating Rate Preferred shares, Series E (“the Series E Preferred shares”), subject to certain conditions, on March 31, 2019, and on March 31 of every fifth year thereafter. The Series E Preferred shares carry the same features as the Series D Preferred shares, except that holders will be entitled to receive quarterly floating-rate cumulative dividends, as and when declared by the Board, at a rate equal to the then ninety-day Government of Canada treasury bill yield plus 3.28%. The holders of Series E Preferred shares will have the right to convert their Shares back into Series D Preferred shares on March 31, 2019, and on March 31 of every fifth year thereafter. The Series D Preferred shares and the Series E Preferred shares do not have a fixed maturity date and are not redeemable at the option of the holders thereof.

15.	Shareholders’ capital (continued)

(c)	Share-based compensation
For the year ended December 31, 2013, APUC recorded $2,046 (2012 - $1,833) in total share-based compensation expense detailed as follows:

	2013	2012
Stock options	$1,687	$1,376
Directors deferred share units	155	155
Employee share purchase	75	42
Performance share units	129	260
Total share-based compensation	$2,046	$1,833

The compensation expense is recorded as part of administrative expenses in the consolidated statement of operations. The portion of share-based compensation costs capitalized as cost of construction is insignificant.
As at December 31, 2013, total unrecognized compensation costs related to non-vested options and share unit awards were $1,762 and $86 respectively, and are expected to be recognized over a period of 1.57 years and 1.0 respectively.

(i)	Stock option plan
The Company’s stock option plan (the “Plan”) permits the grant of share options to key officers, directors, employees and selected service providers. The aggregate number of shares that may be reserved for issuance under the Plan must not exceed 10% of the number of Shares outstanding at the time the options are granted. The number of shares subject to each option, the option price, the expiration date, the vesting and other terms and conditions relating to each option shall be determined by the Board from time to time. Dividends on the underlying shares do not accumulate during the vesting period. Option holders may elect to surrender any portion of the vested options which is then exercisable in exchange for the In-the-Money Amount. In accordance with the Plan, the In-The-Money Amount represents the excess, if any, of the market price of a share at such time over the option price, in each case such In-the-Money amount being payable by the Company in cash or shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these options are accounted for as equity awards.
In the case of qualified retirement, the Board may accelerate the vesting of the unvested options then held by the optionee at the Board’s discretion. All vested options may be exercised within ninety days after retirement. In the case of death, the options vest immediately and the period over which the options can be exercised is one year. In the case of disability, options continue to vest and be exercisable in accordance with the terms of the grant and the provisions of the plan. Employees have up to thirty days to exercise vested options upon resignation or termination.
The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options’ vesting periods while ensuring that the cumulative amount of compensation cost recognized at least equals the value of the vested portion of the award at that date. The Company determines the fair value of options granted using the Black-Scholes option-pricing model. The risk-free interest rate is based on the zero-coupon Canada Government bond with a similar term to the expected life of the options at the grant date. Expected volatility was estimated based on the adjusted historic volatility of the Company’s shares. The expected life was estimated to equal the contractual life of the options. The dividend yield rate was based upon recent historical dividends paid on APUC shares.

15.	Shareholders’ capital (continued)

(c)	Share-based compensation (continued)

(i)	Stock option plan (continued)
The following assumptions were used in determining the fair value of share options granted:

	2013	2012
Risk-free interest rate	1.61%	1.70%
Expected volatility	37%	38%
Expected dividend yield	3.83%	4.40%
Expected life	8 years	8 years
Weighted average grant date fair value per option	$2.00	$1.49

Stock option activity during the period is as follows:

	Number of awards	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at January 1, 2012	2,487,105	$4.76	6.96	$4,134
Granted	1,263,622	6.24	8.00	—
Balance at December 31, 2012	3,750,727	$5.25	6.07	$5,939
Granted	816,402	7.72	8.00	—
Balance at December 31, 2013	4,567,129	$5.70	5.45	$7,814
Exercisable at December 31, 2013	2,466,008	$4.90	4.96	$6,018

ii)	Employee share purchase plan
Under the Company’s employee share purchase plan (“ESPP”), eligible employees may have a portion of their earnings withheld to be used to purchase the Company’s common shares. The Company will match a) 20% of the employee contribution amount for the first five thousand dollars per employee contributed annually and 10% of the employee contribution amount for contributions over five thousand dollars up to ten thousand dollars annually, for Canadian employees, and b) 15% of the employee contribution amount for the first fifteen thousand dollar per employee contributed annually, for U.S. employees. Shares purchased through the Company match portion shall not be eligible for sale by the participant for a period of one year following the contribution date on which such shares were acquired. At the Company’s option, the shares may be (i) issued to participants from treasury at the average share price or (ii) acquired on behalf of participants by purchases through the facilities of the TSX by an independent broker. The aggregate number of shares reserved for issuance from treasury by APUC under this plan shall not exceed 2,000,000 shares.
The Company uses the fair value based method to measure the compensation expense related to the Company’s contribution. For the year ended December 31, 2013, a total of 85,410 common shares (2012 – 54,227) were issued to employees under the ESPP plan.

iii)	Directors deferred share units
Under the Company’s Deferred Share Unit Plan, non-employee directors of the Company may elect annually to receive all or any portion of their compensation in Deferred Share Units (“DSUs”) in lieu of cash compensation. Directors’ fees are paid on a quarterly basis and at the time of each payment of fees, the applicable amount is converted to DSUs. A DSU has a value equal to one of the Company’s common share. Dividends accumulate in the DSU account and are converted to DSUs based on the market value of the shares on that date. DSUs cannot be redeemed until the Director retires, resigns, or otherwise leaves the Board. The DSUs provide for settlement in cash or shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these options are accounted for as equity awards. As at

15.	Shareholders’ capital (continued)

(c)	Share-based compensation (continued)

iii)	Directors deferred share units (continued)
December 31, 2013, 74,786 (2012 – 50,172) DSUs were outstanding pursuant to the election of the Directors to defer a percentage of their 2013 and 2012 Director’s fee in the form of DSUs.

iv)	Performance share units
The Company offers a performance share unit plan to its employees as part of the Company’s long-term incentive program. Performance Share Units (“PSUs”) are granted annually for three-year overlapping performance cycles. PSUs vest at the end of the three-year cycle and will be calculated based on established performance criteria. At the end of the three-year performance periods, the number of shares issued can range from 0% to 184% of the number of PSUs granted. Dividends accumulating during the vesting period are converted to PSUs based on the market value of the shares on that date and are recorded in equity as the dividends are declared. None of these PSUs have voting rights. Any PSUs not vested at the end of a performance period will expire. The PSUs provide for settlement in cash or shares at the election of the Company. As the Company does not expect to settle these instruments in cash, these PSUs will be accounted for as equity awards. The Company has a policy of repurchasing shares on the open market to satisfy PSUs exercises and expects to repurchase approximately 24,928 shares during 2014, based on estimates of PSU exercises for that period.
Compensation expense associated with PSUs is recognized rateably over the performance period and assumes that performance goals will be achieved at 100%. If goals met differ, compensation cost recognized is adjusted to reflect the performance conditions achieved.
A summary of the PSUs follows:

	Number of awards	Weighted Average Grant-Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate intrinsic value
Balance at January 1, 2012	21,123	$5.62	2.00	$136
Granted	68,982	6.78	1.30	467
Forfeited	(6,622)	5.62	1.50	(37)
Balance at December 31, 2012	83,483	$6.58	1.80	$571
Granted, including dividends	5,537	6.79	1.23	41
Exercised	(20,640)	6.70	—	(151)
Forfeited	(2,185)	6.70	—	(16)
Balance at December 31, 2013	66,195	$6.57	0.62	$486
Exercisable at December 31, 2013	24,928	$6.14	—	$183